Segment Information (Segment Information By Business Unit) (Details) $ in Millions	3 Months Ended								12 Months Ended
	Mar. 31, 2018 USD ($)	Dec. 31, 2017 USD ($)	Sep. 30, 2017 USD ($)	Jun. 30, 2017 USD ($)	Mar. 31, 2017 USD ($)	Dec. 31, 2016 USD ($)	Sep. 30, 2016 USD ($)	Jun. 30, 2016 USD ($)	Mar. 31, 2018 USD ($) segment	Mar. 31, 2017 USD ($)	Mar. 31, 2016 USD ($)
Segment Reporting Information [Line Items]
Number of reportable business segments | segment									3
Segment revenues	$ 1,040.2	$ 1,142.7	$ 940.8	$ 1,005.3	$ 1,256.1	$ 752.3	$ 639.5	$ 553.6	$ 4,129.1	$ 3,201.5	$ 2,347.4
Gross contribution									968.4	510.1	276.7
Segment general and administration									254.4	182.4	120.7
Segment profit (loss)									714.0	327.7	156.0
Reportable Segments
Segment Reporting Information [Line Items]
Segment general and administration									254.4	182.4	120.7
Segment profit (loss)									714.0	327.7	156.0
Reportable Segments | Motion Pictures
Segment Reporting Information [Line Items]
Segment revenues									1,822.1	1,920.6	1,677.4
Gross contribution									292.6	237.8	183.2
Segment general and administration									113.2	105.3	92.4
Segment profit (loss)									179.4	132.5	90.8
Reportable Segments | Television Production
Segment Reporting Information [Line Items]
Segment revenues									1,033.2	892.8	669.9
Gross contribution									151.3	107.4	98.7
Segment general and administration									40.3	32.1	23.5
Segment profit (loss)									111.0	75.3	75.2
Reportable Segments | Media Networks
Segment Reporting Information [Line Items]
Segment revenues									1,411.2	426.3	0.1
Gross contribution									530.0	175.3	(5.2)
Segment general and administration									100.9	45.0	4.8
Segment profit (loss)									429.1	130.3	(10.0)
Intersegment Eliminations
Segment Reporting Information [Line Items]
Segment revenues									(137.4)	(38.2)	0.0
Gross contribution									(5.5)	(10.4)	0.0
Segment profit (loss)									(5.5)	(10.4)	0.0
Intersegment Eliminations | Motion Pictures
Segment Reporting Information [Line Items]
Segment revenues									(10.7)	(6.6)	0.0
Intersegment Eliminations | Television Production
Segment Reporting Information [Line Items]
Segment revenues									(126.4)	(30.7)	0.0
Intersegment Eliminations | Media Networks
Segment Reporting Information [Line Items]
Segment revenues									$ (0.3)	$ (0.9)	$ 0.0